Revenue from Contracts with Customers - Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	100.00%	100.00%
Revenue from sale of carbon credits	€ 10,680		€ 3,403
Long-term pending allocation to revenue	13,013		1,425
Short-term pending allocation to revenue	€ 454		€ 1,201
Bottom of range [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	10.00%	10.00%
No Customer [Member] | Bottom of range [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	10.00%	10.00%